Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value Hierarchy of Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2024
Assets:
Investments held in Trust Account	1	$127,163,421

The following table presents information about the Company’s assets that are measured at fair value as of September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	September 30, 2025
Assets:
Investments in Trust Account	1	$131,283,264

	Level	December 31, 2024
Assets:
Investments in Trust Account	1	$127,163,421

Schedule of Market Assumptions Used in Valuation

The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected business combination date	5.0%

November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected business combination date	5.0%

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Market Assumptions Used in Valuation

As discussed in Note 5 – Fair Value Measurements, the Company estimated the fair value of the Class C Units using the following Black-Scholes model assumptions on the date of grant:

August 30,
2025
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend yield	0%
M&A expected term (years)	1.0
de-SPAC scenario (years)	0.45
M&A Discount for lack of marketability (“DLOM”)	20%
deSPAC DLOM	12.5%

During the year ended December 31, 2024, the key inputs and assumptions used in the valuation of the Profit Interest Units were as follows:

December 31, 2024
Weighted average expected term (years)	6.0
Weighted average expected volatility	77.5%
Risk-free interest rate	4.2%
Dividend yield	0%
Weighted average marketability discount	32.5%

Summary of Changes in the Estimated Fair Value

The following table provides a summary of changes in the estimated fair value of the August 2025 Warrant using significant Level 3 inputs:

Balance - January 1, 2025	$-
Issuance of August 2025 Warrant	-
Change in fair value of the August 2025 Warrant	2,992
Settlement of the August 2025 Warrant	(2,992)
Balance - September 30, 2025	$-